Operating and Direct Financing Leases - Charters-in - Additional Information (Detail) - In-Chartered [Member] $ in Millions	Dec. 31, 2016 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Total	$ 185.0
Minimum commitments to be incurred by the company in current year	105.7
Minimum commitments to be incurred by the company in second year	44.1
Minimum commitments to be incurred by the company in third year	25.5
Minimum commitments to be incurred by the company in fourth year	8.3
Minimum commitments to be incurred by the company in fifth year	$ 1.4